Investments (Fair Value of Available-for-sale Investments with Gross Unrealized Losses by Investment Type and Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position) (Details) (USD $)
In Millions
	Dec. 31, 2010	Dec. 31, 2009
Debt Securities
Less than 12 months fair value	$ 3,235	$ 1,622
Less than 12 months gross unrealized losses	(65)	(24)
12 months or greater fair value	32	261
12 months or greater gross unrealized losses	(2)	(12)
Total fair value	3,267	1,883
Total gross unrealized losses	(67)	(36)
Debt Securities | Non-U.S. Agency Mortgage-backed Securities
Less than 12 months fair value		134
Less than 12 months gross unrealized losses		(1)
12 months or greater fair value		86
12 months or greater gross unrealized losses		(4)
Total fair value		220
Total gross unrealized losses		(5)
Debt Securities | U.S. Government and Agency Obligations
Less than 12 months fair value	548	437
Less than 12 months gross unrealized losses	(8)	(11)
12 months or greater fair value	0	4
12 months or greater gross unrealized losses	0	0
Total fair value	548	441
Total gross unrealized losses	(8)	(11)
Debt Securities | State and Municipal Obligations
Less than 12 months fair value	1,383	392
Less than 12 months gross unrealized losses	(40)	(6)
12 months or greater fair value	18	100
12 months or greater gross unrealized losses	(2)	(5)
Total fair value	1,401	492
Total gross unrealized losses	(42)	(11)
Debt Securities | Corporate Obligations
Less than 12 months fair value	949	304
Less than 12 months gross unrealized losses	(11)	(3)
12 months or greater fair value	14	69
12 months or greater gross unrealized losses	0	(3)
Total fair value	963	373
Total gross unrealized losses	(11)	(6)
Debt Securities | U.S. Agency Mortgage-backed Securities
Less than 12 months fair value	355	355
Less than 12 months gross unrealized losses	(6)	(3)
12 months or greater fair value	0	2
12 months or greater gross unrealized losses	0	0
Total fair value	355	357
Total gross unrealized losses	(6)	(3)
Equity Securities
Less than 12 months fair value	206	169
Less than 12 months gross unrealized losses	(14)	(13)
12 months or greater fair value	11	1
12 months or greater gross unrealized losses	0	(1)
Total fair value	217	170
Total gross unrealized losses	$ (14)	$ (14)